Material Accounting Policy Information - Summary of Financial Assets and Liabilites At Date Of Initial Application Of IFRS9 (Detail) - EUR (€) € in Millions	Jan. 01, 2023	Jan. 01, 2022
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 amount	€ 272,217	€ 428,281
Reclassification	(3,108)	(2,868)
Remeasurement - ECL	(12)	(150)
Remeasurement - Other	4	2,704
IFRS 9 amount	269,102	427,967
IAS 39 amount	86,668	126,030
Reclassification	(1,938)	(4,985)
Remeasurement - ECL	0	0
Remeasurement - Other	0	0
IFRS 9 amount	84,730	121,046
Loans one [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Remeasurement - Other	4	110
Loans Two [Member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Remeasurement - Other		2,594
IAS 39 and IFRS 9 investments [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 amount	256,328	405,578
Reclassification	(2,065)	(1,891)
Remeasurement - ECL	(12)	(150)
Remeasurement - Other	4	2,704
IFRS 9 amount	€ 254,257	€ 406,239
Financial liabilities at amortised cost, category [member] | Investment contracts one [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	AC	AC
IAS 39 amount	€ 10,485	€ 21,573
Reclassification	(888)	(899)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	AC	AC
IFRS 9 amount	€ 9,597	€ 20,674
Financial liabilities at amortised cost, category [member] | Long-term borrowings and group loans [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	AC	AC
IAS 39 amount	€ 4,051	€ 9,661
Reclassification	0	0
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	AC	AC
IFRS 9 amount	€ 4,051	€ 9,661
Financial liabilities at amortised cost, category [member] | Other Liabilities [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	AC	AC
IAS 39 amount	€ 10,785	€ 12,916
Reclassification	(507)	(1,033)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	AC	AC
IFRS 9 amount	€ 10,278	€ 11,883
Financial liabilities at fair value through profit or loss, category [member] | Investment contracts two [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 55,254	€ 71,242
Reclassification	376	448
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (d)	FVPL (d)
IFRS 9 amount	€ 55,631	€ 71,690
Financial liabilities at fair value through profit or loss, category [member] | Derivatives Liabilities [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 6,094	€ 10,639
Reclassification	(919)	(3,501)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (m)	FVPL (m)
IFRS 9 amount	€ 5,175	€ 7,138
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Investment contracts without discretionary participating features [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 amount	65,739	92,815
Reclassification	(512)	(451)
Remeasurement - ECL		0
Remeasurement - Other		0
IFRS 9 amount	€ 65,227	€ 92,364
Financial assets at fair value through profit or loss, category [member] | Shares One [Member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 15,698	€ 31,203
Reclassification	(193)	(1,660)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (d)	FVPL (d)
IFRS 9 amount	€ 15,505	€ 29,543
Financial assets at fair value through profit or loss, category [member] | Shares Two [Member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	AFS	AFS
IAS 39 amount		€ 0
Reclassification	€ 348	1,912
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (m)	FVPL (m)
IFRS 9 amount	€ 348	€ 1,912
Financial assets at fair value through profit or loss, category [member] | Debt securities member two [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 6,248	€ 23,117
Reclassification	(5,449)	(22,387)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (m)	FVPL (m)
IFRS 9 amount	€ 799	€ 730
Financial assets at fair value through profit or loss, category [member] | Debt securities member three [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Reclassification	6,935	45,312
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (d)	FVPL (d)
IFRS 9 amount	€ 6,935	€ 45,312
Financial assets at fair value through profit or loss, category [member] | Money market and other short term investments two [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 1,362	€ 1,602
Reclassification	1,514	694
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (m)	FVPL (m)
IFRS 9 amount	€ 2,876	€ 2,296
Financial assets at fair value through profit or loss, category [member] | Money market and other short term investments three [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Reclassification	1,429	1,624
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (d)	FVPL (d)
IFRS 9 amount	€ 1,429	€ 1,624
Financial assets at fair value through profit or loss, category [member] | Loans Two [Member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
Reclassification		20,106
Remeasurement - ECL		0
Remeasurement - Other		€ 2,594
IFRS 9 category		FVPL (d)
IFRS 9 amount		€ 22,700
Financial assets at fair value through profit or loss, category [member] | Deposits With Financial Institutions Two [Member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 2,360	€ 4,105
Reclassification	0	0
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (d)	FVPL (d)
IFRS 9 amount	€ 2,360	€ 4,105
Financial assets at fair value through profit or loss, category [member] | Unconsolidated Investment Funds [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 154,741	€ 191,950
Reclassification	0	0
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (d)	FVPL (d)
IFRS 9 amount	€ 154,741	€ 191,950
Financial assets at fair value through profit or loss, category [member] | Other investments one [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 3,722	€ 6,893
Reclassification	(3,190)	(2,800)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (d)	FVPL (d)
IFRS 9 amount	€ 532	€ 4,093
Financial assets at fair value through profit or loss, category [member] | Other investments two [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	AFS
Reclassification	€ 4,056	3,572
Remeasurement - ECL		0
Remeasurement - Other		€ 0
IFRS 9 category	FVPL (m)	FVPL (m)
IFRS 9 amount	€ 4,056	€ 3,572
Financial assets at fair value through profit or loss, category [member] | Derivatives assets [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	FVPL	FVPL
IAS 39 amount	€ 2,760	€ 8,827
Reclassification	11	16
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVPL (m)	FVPL (m)
IFRS 9 amount	€ 2,771	€ 8,843
Fair value through other comprehensive income [member] | Shares [Member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 amount	195	350
Reclassification	(186)	(279)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVOCI (d)	FVOCI (d)
IFRS 9 amount	€ 10	€ 72
Fair value through other comprehensive income [member] | Debt securities member one [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	AFS	AFS
IAS 39 amount	€ 53,093	€ 93,899
Reclassification	(1,486)	(22,925)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVOCI	FVOCI
IFRS 9 amount	€ 51,607	€ 70,974
Fair value through other comprehensive income [member] | Money market and other short term investments one [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	AFS	AFS
IAS 39 amount	€ 5,514	€ 4,790
Reclassification	(2,938)	(2,289)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVOCI	FVOCI
IFRS 9 amount	€ 2,576	€ 2,501
Fair value through other comprehensive income [member] | Other Investments three [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category		AFS
IAS 39 amount	840	€ 844
Reclassification	(810)	(800)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	FVOCI	FVOCI
IFRS 9 amount	€ 31	€ 44
Financial assets at amortised cost, class [member] | Loans one [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	L&R	L&R
IAS 39 amount	€ 12,511	€ 46,770
Reclassification	(2,095)	(21,971)
Remeasurement - ECL	(12)	(150)
Remeasurement - Other	€ 4	€ 110
IFRS 9 category	AC	AC
IFRS 9 amount	€ 10,408	€ 24,760
Financial assets at amortised cost, class [member] | Deposits With Financial Institutions One [Member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	L&R	L&R
IAS 39 amount	€ 45	€ 52
Reclassification	0	0
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	AC	AC
IFRS 9 amount	€ 45	€ 52
Financial assets at amortised cost, class [member] | Cash and cash equivalents [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	L&R	L&R
IAS 39 amount	€ 3,407	€ 6,889
Reclassification	(4)	(28)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	AC	AC
IFRS 9 amount	€ 3,402	€ 6,861
Financial assets at amortised cost, class [member] | Other financial assets and receivables [member]
Disclosure of Financial Assets and Liabilites at Date of Initial Application of IFRS9 [Line Items]
IAS 39 category	L&R	L&R
IAS 39 amount	€ 9,722	€ 6,988
Reclassification	(1,050)	(963)
Remeasurement - ECL	0	0
Remeasurement - Other	€ 0	€ 0
IFRS 9 category	AC	AC
IFRS 9 amount	€ 8,671	€ 6,025